Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–95.55%
New York–87.38%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$793,109
Series 2018 A, RB	5.00%	12/15/2036	780	828,930
Series 2018 A, RB	5.00%	12/15/2037	820	869,676
Series 2018 A, RB	5.00%	12/15/2038	500	529,335
Series 2018 B, RB(a)	5.00%	12/15/2030	240	252,844
Series 2018 B, RB(a)	5.00%	12/15/2031	300	315,497
Series 2018 B, RB(a)	5.00%	12/15/2032	320	335,983
Series 2020 B, Ref. RB(a)	5.00%	12/15/2024	930	930,436
Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,537,679
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,554,972
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	5,235	4,899,768
Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,008,036)(b)(c)	4.00%	07/01/2025	1,025	958,655
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,038,993)(b)(c)	4.00%	07/01/2026	1,065	955,561
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,068,391)(b)(c)	4.00%	07/01/2027	1,105	973,066
Series 2021, Ref. RB (Acquired 04/27/2023; Cost $503,100)(b)(c)	4.00%	07/01/2028	585	499,715
Series 2021, Ref. RB (Acquired 10/28/2021; Cost $7,837,309)(b)(c)	4.00%	07/01/2036	7,295	5,130,277
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.); Series 2016 A, Ref. RB	5.00%	05/01/2026	300	304,982
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools);
Series 2024, RB	4.00%	06/01/2034	345	346,080
Series 2024, RB	4.50%	06/01/2044	1,380	1,384,246
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	672,206
Series 2018, Ref. RB	5.00%	10/01/2028	690	712,982
Series 2018, Ref. RB	5.00%	10/01/2029	730	753,034
Series 2018, Ref. RB	5.00%	10/01/2030	760	781,877
Series 2018, Ref. RB	5.00%	10/01/2031	805	826,296
Series 2018, Ref. RB	5.00%	10/01/2043	540	542,765
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	517,173
Series 2016, Ref. RB	5.25%	11/01/2028	1,130	1,169,447
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,035,097
Series 2016, Ref. RB	5.25%	11/01/2030	650	672,324
Series 2016, Ref. RB	5.25%	11/01/2031	650	671,958
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(d)	4.00%	04/01/2039	1,400	1,414,965
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.00%	07/01/2025	3,170	3,167,992
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	153,111
Series 2018, Ref. RB	5.00%	10/01/2027	150	156,224
Series 2018, Ref. RB	5.00%	10/01/2028	165	173,848
Series 2018, Ref. RB	5.00%	10/01/2029	175	184,327
Series 2018, Ref. RB	5.00%	10/01/2030	200	209,945
Series 2018, Ref. RB	5.00%	10/01/2031	200	209,468
Series 2018, Ref. RB	5.00%	10/01/2033	100	104,440
Series 2018, Ref. RB	5.00%	10/01/2037	405	420,395
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	5,515	5,558,232
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	780	783,246
Series 2018, RB	5.00%	06/01/2033	1,190	1,219,833
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.25%	12/31/2033	$5,000	$5,045,417
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	128,069
Series 2019, RB	4.00%	07/01/2037	150	153,159
Series 2019, RB	4.00%	07/01/2038	150	152,612
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	1,800	1,641,893
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022, RB	5.00%	07/01/2042	600	616,810
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	280	282,289
Series 2017, Ref. RB	5.00%	08/01/2028	470	484,398
Series 2017, Ref. RB	3.00%	08/01/2031	1,000	927,825
Series 2017, Ref. RB	5.00%	08/01/2032	635	651,330
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	1,045	1,047,622
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,014,448
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2031	325	317,500
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(e)	4.50%	01/01/2025	280	280,098
Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(e)	5.00%	06/01/2036	525	525,836
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(d)	4.75%	12/15/2026	880	880,400
Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(e)	4.00%	11/01/2031	1,270	1,271,552
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	5.00%	09/01/2035	1,200	1,308,548
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2025	400	402,105
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	423,500
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	454,981
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	475,790
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	495,936
Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(g)	4.25%	04/03/2028	7,500	7,641,402
Chautauqua Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.00%	06/01/2029	765	765,729
Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,125,667
Series 2014, RB	5.00%	07/01/2044	2,000	2,000,547
Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	348,346
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	227,589
Series 2016 B, RB	5.00%	07/01/2035	1,185	1,206,319
Dutchess County Local Development Corp. (Marist College); Series 2015 A, RB	5.00%	07/01/2035	3,000	3,024,790
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	5.00%	07/01/2025	1,295	1,303,053
Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	430	437,162
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,599,477
Erie (County of), NY (Buffalo Bills Stadium); Series 2024 B, GO Bonds	5.25%	09/15/2043	3,000	3,461,276
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	15,110	14,945,150
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2026	175	176,070
Series 2017, Ref. RB	5.00%	06/01/2027	100	101,651
Series 2017, Ref. RB	5.00%	06/01/2028	100	101,580
Series 2017, Ref. RB	5.00%	06/01/2031	320	323,313
Series 2017, Ref. RB	5.00%	06/01/2035	255	256,784
Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.); Series 2017, Ref. RB	5.00%	06/01/2025	270	271,387
Franklin (County of), NY Solid Waste Management Authority; Series 2012, RB	5.00%	06/01/2027	520	520,681
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.); Series 2017, Ref. RB	5.00%	06/01/2025	205	206,053
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	649,830
Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,219,307
Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,316,607
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB(e)	4.75%	07/01/2028	$925	$906,712
Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	5,002,321
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.15%	12/01/2029	1,865	1,933,363
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,801,229
Series 2014, RB	5.00%	07/01/2044	1,000	1,001,621
Series 2017, Ref. RB	5.00%	07/01/2029	200	206,561
Series 2017, Ref. RB	5.00%	07/01/2030	170	175,175
Series 2017, Ref. RB	5.00%	07/01/2031	150	154,118
Series 2017, Ref. RB	5.00%	07/01/2032	275	282,029
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	5,960	6,132,687
Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	4,010,794
Series 2017 A, Ref. RB	5.00%	02/15/2045	8,000	8,207,280
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	8,845	9,170,881
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2025	1,305	1,303,729
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	6,500	6,668,912
Series 2018, RB	5.00%	09/01/2035	8,500	9,078,247
Series 2018, RB	5.00%	09/01/2038	1,270	1,348,738
Series 2020 A, Ref. RB	4.00%	09/01/2040	215	218,318
Series 2021 B, Ref. RB(g)	1.50%	09/01/2026	1,750	1,679,439
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-2, RB	5.00%	11/15/2034	1,875	1,960,677
Subseries 2016 B-1, RB	5.00%	11/15/2036	2,745	2,836,102
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2034	830	888,563
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	353,450
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	600,844
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	400,806
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,670
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,317,421
Series 2013 A, Ref. RB	5.00%	12/01/2037	2,100	2,103,824
Series 2013 A, Ref. RB	5.00%	12/01/2042	4,385	4,386,664
Series 2017, RB	5.00%	12/01/2029	1,000	1,029,020
Series 2017, RB	5.00%	12/01/2034	1,100	1,125,312
Series 2017, RB	5.00%	12/01/2035	1,055	1,078,381
Series 2017, RB	5.00%	12/01/2036	1,125	1,148,911
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	5,540	5,380,978
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,515,038
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,802,690
Nassau (County of), NY;
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	380,893
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2036	5,850	6,231,157
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2038	5,450	5,794,816
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2039	4,775	5,068,694
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2045	4,000	4,191,887
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2030	1,500	1,501,136
Series 2014, RB	5.00%	07/01/2032	660	660,402
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	950	873,446
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,609	1,578,376
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	1,865	1,698,064
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	$325	$327,992
Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,110,097
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	851,729
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2036	2,615	2,615,366
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	5,000	5,000,051
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	9,971,306
One Hundred Ninety Fifth Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,416,730
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2033	5,000	5,050,623
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2034	2,305	2,327,746
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,140,561
Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	3,535,140
Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,617,091
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2042	1,000	1,139,130
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2043	1,000	1,129,980
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2044	1,000	1,121,960
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2034	5,000	5,631,459
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2036	2,000	2,235,012
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2037	3,000	3,302,246
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2038	3,000	3,320,113
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2039	3,420	3,766,225
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2040	750	821,780
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,548,915
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	12,000	12,304,914
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,434
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,010
Series 1996 J, GO Bonds (INS - FGIC)(d)	5.50%	02/15/2026	10	10,019
Series 1997 C, GO Bonds (INS - NATL)(d)	5.50%	11/15/2037	10	10,014
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,010
Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	7,989,889
Series 2024 D, GO Bonds	4.00%	04/01/2041	1,000	1,018,324
Series 2024 D, GO Bonds	4.00%	04/01/2045	14,000	14,052,851
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	3,500	3,545,161
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2045	2,500	2,836,290
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC) (CPI Rate + 0.87%)(d)(h)	3.47%	03/01/2025	200	199,860
Series 2006, RB (INS - FGIC) (CPI Rate + 0.88%)(d)(h)	3.48%	03/01/2026	985	984,270
Series 2006, RB (INS - FGIC) (CPI Rate + 0.89%)(d)(h)	3.49%	03/01/2027	1,000	1,001,087
New York (City of), NY Municipal Water Finance Authority;
Series 2015 FF, Ref. RB	5.00%	06/15/2039	10,950	11,031,787
Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,204,994
Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	7,265,086
Series 2020 AA-2, RB	4.00%	06/15/2043	10,000	10,098,214
Series 2020 EE, Ref. RB	4.00%	06/15/2042	6,585	6,663,612
New York (City of), NY Transitional Finance Authority;
Series 2015 E-1, RB	5.00%	02/01/2041	8,195	8,211,958
Series 2015 S, RB	5.00%	07/15/2032	10,000	10,111,753
Series 2015 S, RB	5.00%	07/15/2040	15,815	15,937,353
Series 2015 S-1, RB	5.00%	07/15/2040	7,185	7,195,348
Series 2015 S-1, RB	5.00%	07/15/2043	2,000	2,002,541
Series 2015 S-2, RB	5.00%	07/15/2036	8,650	8,727,523
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,145,262
Series 2016 S-1, RB	5.00%	07/15/2034	4,500	4,594,987
Series 2016 S-1, RB	5.00%	07/15/2043	10,000	10,156,893
Series 2017 A-2, RB	5.00%	08/01/2039	7,545	7,851,637
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,249,321
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2017 A-E-1, RB	5.00%	02/01/2039	$2,455	$2,535,144
Series 2017 F-1, RB	5.00%	05/01/2042	21,840	22,654,390
Series 2018 S-1, RB	5.00%	07/15/2043	8,465	8,914,413
Series 2019 B-1, RB	4.00%	11/01/2042	9,410	9,437,966
Series 2024 A-1, Ref. RB	5.00%	11/01/2039	2,000	2,301,926
Series 2024 B-1, Ref. RB	5.00%	11/01/2037	2,500	2,890,058
Series 2024 C, RB	5.00%	05/01/2040	2,285	2,624,800
Series 2024 C, RB	5.00%	05/01/2042	5,000	5,678,674
Series 2024 C, RB	5.00%	05/01/2044	7,500	8,421,302
Series 2024 D, RB	5.25%	05/01/2045	3,000	3,420,122
Series 2024, RB	5.00%	05/01/2045	8,255	9,163,190
Subseries 2016 B-1, RB	5.00%	08/01/2038	10,000	10,227,307
Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	3,966,588
Subseries 2016 F-3, RB	3.25%	02/01/2041	13,000	12,242,148
Subseries 2018 A-1, RB	5.00%	08/01/2040	1,760	1,857,827
Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	15,965,047
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts); Series 2020 A, Ref. RB	4.00%	12/01/2035	300	312,724
New York (State of) Dormitory Authority;
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2025	110	110,154
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2027	35	35,044
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2028	5	5,006
Series 2012, RB	5.00%	10/01/2026	140	140,184
Series 2012, RB	5.00%	10/01/2026	120	120,177
Series 2012, RB	5.00%	10/01/2027	65	65,069
Series 2012, RB	5.00%	10/01/2028	50	50,052
Series 2013, RB	5.75%	07/01/2043	7,055	7,064,939
Series 2014 E, Ref. RB (INS - AGM)(d)	5.00%	10/01/2034	1,000	1,001,242
Series 2014 E, Ref. RB	5.00%	02/15/2039	9,990	10,016,708
Series 2015 A, Ref. RB	5.00%	07/01/2031	3,700	3,733,980
Series 2015 B, RB	5.00%	02/15/2032	2,055	2,061,378
Series 2015 B-C, RB	5.00%	03/15/2036	12,045	12,181,561
Series 2015 B-C, RB	5.00%	03/15/2039	5,000	5,052,415
Series 2015 B-C, RB	5.00%	03/15/2040	12,640	12,766,621
Series 2016, Ref. RB(e)	5.00%	12/01/2026	2,645	2,589,604
Series 2017, Ref. RB(e)	5.00%	12/01/2031	500	500,454
Series 2018 A, RB	5.00%	07/01/2040	4,250	4,535,274
Series 2018 A, Ref. RB	5.00%	08/01/2032	3,935	4,102,968
Series 2018 A, Ref. RB	5.00%	03/15/2045	4,000	4,212,904
Series 2020 A, Ref. RB(g)(i)	4.00%	09/15/2030	5	5,378
Series 2020 A, Ref. RB(g)(i)	4.00%	09/15/2030	5	5,378
Series 2020 A, Ref. RB	4.00%	03/15/2043	11,740	11,811,842
Series 2024 A, RB	5.25%	05/01/2037	875	984,413
Series 2024 A, RB	5.25%	05/01/2038	875	981,971
Series 2024 A, RB (INS - AGM)(d)	5.00%	10/01/2038	3,780	4,239,395
Series 2024 A, RB	5.25%	05/01/2039	500	559,021
Series 2024 A, RB	5.25%	05/01/2040	400	445,384
Series 2024 A, Ref. RB	5.00%	03/15/2044	5,000	5,539,385
Series 2024 A, Ref. RB	5.00%	03/15/2045	5,000	5,522,902
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/2043	2,960	2,978,545
New York (State of) Dormitory Authority (Bidding Group 2); Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,530,780
New York (State of) Dormitory Authority (Bidding Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,697,825
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	640	595,597
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(e)	4.88%	09/01/2027	1,865	1,800,266
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,090,000)(c)(e)	4.63%	10/01/2027	1,090	1,040,250
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	$8,000	$8,029,456
Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,403,004
New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	303,676
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	404,295
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	403,328
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,310,491
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2025	1,035	1,044,412
Series 2024, RB	5.25%	11/01/2037	3,685	4,131,018
Series 2024, RB	5.25%	11/01/2040	2,000	2,212,486
Series 2024, RB	5.25%	11/01/2041	1,900	2,091,962
New York (State of) Dormitory Authority (New School (The));
Series 2022 A, Ref. RB	5.00%	07/01/2039	750	817,094
Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,087,441
New York (State of) Dormitory Authority (New York Orange Regional Medical Center Obligated Group);
Series 2015, Ref. RB(e)	5.00%	12/01/2031	2,100	2,100,392
Series 2015, Ref. RB(e)	5.00%	12/01/2032	1,100	1,098,855
New York (State of) Dormitory Authority (New York University);
Series 2001-1, RB (INS - AMBAC)(d)	5.50%	07/01/2031	2,000	2,218,368
Series 2017 A, Ref. RB	5.00%	07/01/2043	260	269,536
New York (State of) Dormitory Authority (NYU Hospitals Center);
Series 2014, Ref. RB(g)(i)	5.00%	01/06/2025	350	350,537
Series 2015, Ref. RB(g)(i)	5.00%	01/06/2025	140	140,208
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	5.00%	12/01/2030	1,000	1,003,200
Series 2017, Ref. RB(e)	5.00%	12/01/2033	800	796,047
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	4,000	4,012,118
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGM)(d)	5.00%	10/01/2026	2,740	2,742,589
Series 2013 A, RB (INS - AGM)(d)	5.00%	10/01/2027	2,485	2,488,351
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,666,560
Series 2013 C, RB	5.00%	10/01/2027	1,885	1,887,527
Series 2013 E, RB (INS - AGM)(d)	5.00%	10/01/2026	3,190	3,193,014
New York (State of) Dormitory Authority (St. John’s University);
Series 2015 A, Ref. RB	5.00%	07/01/2034	2,000	2,017,030
Series 2015 A, Ref. RB	5.00%	07/01/2037	5,900	5,945,696
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2025	90	90,503
Series 2021, RB	5.00%	07/01/2026	100	100,691
Series 2021, RB	5.00%	07/01/2027	120	121,177
Series 2021, RB	5.00%	07/01/2028	75	75,935
Series 2021, RB	5.00%	07/01/2029	100	101,364
Series 2021, RB	5.00%	07/01/2030	75	76,016
Series 2021, RB	4.00%	07/01/2035	200	181,958
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,219,017
Series 2018 A, RB	5.00%	07/01/2038	1,850	1,940,158
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	1,330	1,386,625
Series 2022, Ref. RB	5.00%	07/01/2036	735	761,030
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGC)(d)	5.25%	10/01/2040	1,250	1,424,500
Series 2024, RB (INS - AGC)(d)	5.25%	10/01/2041	1,375	1,557,139
Series 2024, RB (INS - AGC)(d)	5.25%	10/01/2042	1,250	1,404,323
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 2004 C, Ref. RB	4.00%	04/01/2034	8,000	8,196,438
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency;
Series 2007, RB(a)	5.05%	08/15/2039	$940	$940,271
Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,960,815
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	75	75,071
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	980	981,160
New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2021 D-2, RB(g)	0.65%	11/01/2025	3,705	3,609,182
Series 2023 E-2, RB(g)	3.80%	05/01/2027	4,000	4,012,094
Series 2023 E-2, RB(g)	3.88%	05/01/2028	4,380	4,409,949
New York (State of) Mortgage Agency; Two Hundred Eighteen Series 2019, Ref. RB(a)	3.60%	04/01/2033	1,795	1,751,027
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 253, RB(a)	4.70%	10/01/2038	1,235	1,273,975
Two Hundred Twenty Third Series 2019, RB	2.15%	04/01/2029	1,010	942,107
New York (State of) Power Authority (Green Bonds); Series 2024 A, RB	5.00%	11/15/2042	3,500	4,014,942
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2022, RB (INS - AGM)(d)	4.00%	11/15/2042	5,000	5,111,088
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2041	5,455	5,532,493
Series 2019 B, RB (INS - AGM)(d)	4.00%	01/01/2040	12,690	12,870,990
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	24,500	24,624,742
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2036	11,430	11,612,080
Series 2015, Ref. RB	5.00%	12/15/2037	10,000	10,154,192
Series 2017, RB	5.00%	12/15/2040	13,260	13,865,243
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,077
Series 2013 L-2-A, RB	3.60%	11/01/2033	2,445	2,443,792
Series 2014 C-1A, RB	4.15%	11/01/2039	2,880	2,880,384
Series 2014 E, RB	3.40%	11/01/2029	685	683,404
New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	230	231,146
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2021, RB (CEP - Federal Housing Administration)	2.00%	05/01/2032	135	117,017
Series 2021, RB (CEP - Federal Housing Administration)	2.10%	05/01/2033	195	167,587
Series 2022 F-2A, RB (CEP - Federal Housing Administration)(g)	3.40%	12/22/2026	7,500	7,507,960
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	16,005	16,161,391
Series 2015, Ref. RB	5.00%	11/15/2045	6,500	6,554,004
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	360	360,257
Series 2000 A, RB	6.63%	06/01/2042	3,165	3,166,624
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	4,935	5,030,823
New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	600	596,583
Series 2010 A, RB(e)	6.25%	06/01/2041	8,205	8,205,843
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	3,850	3,937,016
Series 2016 A, Ref. RB	6.75%	06/01/2035	5,430	5,499,786
Series 2016 A, Ref. RB	6.45%	06/01/2040	2,330	2,398,962
Series 2016 A, Ref. RB	6.00%	06/01/2043	8,760	8,962,737
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	5,130	5,212,004
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center); Series 2021 A, Ref. RB	1.90%	11/15/2031	2,500	2,151,080
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds); Series 2014, RB(g)(i)	5.00%	12/09/2024	5,000	5,001,668
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,016
Series 2017 E, RB	5.00%	06/15/2042	12,375	12,892,717
Series 2018 B, RB	5.00%	06/15/2038	2,755	2,933,193
New York State Urban Development Corp.; Series 2020, Ref. RB	3.00%	03/15/2040	3,435	3,130,713
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	5,049,318
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp. (State Facilities and Equipment); Series 2004, VRD RB(j)	3.02%	03/15/2033	$10,000	$10,000,000
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	8,700	8,714,577
Series 2016, Ref. RB(a)	5.00%	08/01/2031	9,500	9,511,950
Series 2020, Ref. RB(a)	5.25%	08/01/2031	4,260	4,467,980
Series 2021, Ref. RB(a)	2.25%	08/01/2026	1,665	1,627,870
Series 2021, Ref. RB(a)	3.00%	08/01/2031	1,870	1,772,966
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	8,425	8,435,090
Series 2018, RB(a)	5.00%	01/01/2034	9,870	10,171,672
Series 2018, RB(a)	5.00%	01/01/2036	5,205	5,348,976
Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,251,467
Series 2020, RB(a)	4.38%	10/01/2045	4,450	4,337,692
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2024, RB(a)	5.25%	06/30/2038	6,200	6,820,232
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,001,200
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,992,636
Series 2016 A, RB (INS - AGM)(a)(d)	4.00%	07/01/2037	2,000	1,981,191
Series 2016 A, RB(a)	5.00%	07/01/2041	6,500	6,500,216
Series 2016 A, RB(a)	5.25%	01/01/2050	110	110,008
Series 2016, RB (INS - AGM)(a)(d)	4.00%	07/01/2031	4,760	4,760,021
Series 2016, RB (INS - AGM)(a)(d)	5.00%	07/01/2046	150	150,008
Series 2023, RB(a)	5.63%	04/01/2040	2,260	2,446,743
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	953,834
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	948,862
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,074,394
Series 2022, RB(a)	5.00%	12/01/2038	8,670	9,240,975
Series 2022, RB(a)	5.00%	12/01/2039	1,330	1,412,804
Series 2022, RB(a)	4.00%	12/01/2042	5,000	4,888,728
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	1,835	1,841,024
Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2028	750	772,747
Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2029	850	875,045
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2028	250	250,108
Series 2014, Ref. RB(a)	5.00%	04/01/2026	1,000	1,000,594
Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	732,404
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	755,959
Series 2019, Ref. RB(a)	5.00%	04/01/2035	1,000	1,037,306
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	1,820	1,808,242
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2035	1,000	1,021,055
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2036	1,250	1,273,619
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2037	1,000	1,016,345
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2025	355	356,093
Series 2019, Ref. RB	5.00%	07/01/2026	755	763,777
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2029	780	813,791
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2030	275	286,499
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2031	350	364,245
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2032	455	472,904
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2033	475	493,355
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2034	500	519,704
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	$450	$463,584
Series 2017, Ref. RB	5.00%	05/01/2028	600	618,192
Series 2017, Ref. RB	5.00%	05/01/2029	450	463,254
Series 2017, Ref. RB	5.00%	05/01/2030	835	858,551
Series 2017, Ref. RB	5.00%	05/01/2032	600	614,910
Onondaga Civic Development Corp. (Onondaga Community College Housing Development Corp.); Series 2015, Ref. RB	5.00%	10/01/2025	115	114,319
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	1,200	1,214,196
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	240	236,703
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2025	230	230,315
Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2029	675	725,746
Series 2021 A, RB(a)	5.00%	12/15/2030	585	634,213
Series 2021 A, RB(a)	5.00%	12/15/2031	235	257,079
Series 2021 A, RB(a)	5.00%	12/15/2032	750	813,353
Series 2021 A, RB(a)	5.00%	12/15/2033	750	818,600
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	10	10,130
Saratoga County Capital Resource Corp. (Skidmore College); Series 2018, RB	5.00%	07/01/2048	1,000	1,042,412
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,026,303
Spring Valley (Village of), NY; Series 2005, GO Bonds (INS - NATL)(a)(d)	5.00%	05/01/2025	365	365,481
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	500	517,256
Series 2017, Ref. RB	5.00%	09/01/2031	690	710,355
Series 2021 A, Ref. RB	5.00%	09/01/2029	165	175,892
Series 2021 A, Ref. RB	5.00%	09/01/2030	175	188,126
Series 2021 A, Ref. RB	5.00%	09/01/2031	90	97,378
Series 2021 A, Ref. RB	5.00%	09/01/2031	225	243,446
Series 2021 A, Ref. RB	5.00%	09/01/2032	190	204,681
Series 2021 A, Ref. RB	5.00%	09/01/2033	200	214,638
Series 2021 A, Ref. RB	5.00%	09/01/2034	460	491,659
Series 2021 A, Ref. RB	5.00%	09/01/2034	200	213,765
Series 2021 A, Ref. RB	5.00%	09/01/2035	225	239,777
Series 2021 A, Ref. RB	5.00%	09/01/2036	200	212,298
Series 2021 A, Ref. RB	5.00%	09/01/2036	225	238,835
Series 2021 A, Ref. RB	5.00%	09/01/2037	250	264,559
Series 2021 A, Ref. RB	5.00%	09/01/2038	200	210,791
Series 2021 A, Ref. RB	5.00%	09/01/2039	275	288,291
Series 2021 A, Ref. RB	5.00%	09/01/2039	200	209,666
Series 2021 A, Ref. RB	5.00%	09/01/2040	150	156,491
Series 2021 A, Ref. RB	5.00%	09/01/2041	50	51,895
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	9,170	9,176,365
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	806,350
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	461,996
Suffern (Village of), NY; Series 2016, GO Bonds	5.00%	03/15/2026	475	475,697
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	3,500	3,529,577
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	195	195,192
Suffolk Regional Off-Track Betting Corp; Series 2024, RB	5.00%	12/01/2034	8,000	8,338,770
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	5,395	5,452,197
Series 2016 B-1, RB(e)	4.85%	11/01/2031	1,410	1,424,949
Series 2016 C-1, RB(e)	4.85%	11/01/2031	1,375	1,389,577
Series 2016 D-1, RB(e)	4.85%	11/01/2031	905	914,595
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2041	$9,000	$9,178,829
Series 2016 A, Ref. RB	5.00%	11/15/2046	5,000	5,087,274
Series 2017 A, RB	5.00%	11/15/2038	1,315	1,367,977
Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	11,585,540
Series 2024 A-1, RB	5.00%	11/15/2040	3,000	3,442,143
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2036	5,000	5,453,927
Series 2020, Ref. RB	5.00%	09/01/2039	7,500	8,094,010
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	4,680	4,399,927
Series 2017 A, Ref. RB	5.00%	06/01/2030	8,275	8,560,453
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,168,167
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,166,995
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,164,542
Series 2017 A, Ref. RB	5.00%	06/01/2041	5,450	5,540,708
Westchester County Local Development Corp.;
Series 2021, Ref. RB(e)	5.00%	07/01/2036	2,065	2,159,054
Series 2021, Ref. RB(e)	5.00%	07/01/2041	300	308,107
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	5.00%	01/01/2027	250	257,201
Western Regional Off-Track Betting Corp.;
Series 2021, Ref. RB(e)	3.00%	12/01/2026	1,105	1,082,745
Series 2021, Ref. RB(e)	4.13%	12/01/2041	500	464,937
White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB (CEP - Federal Housing Administration)	6.65%	02/01/2025	5	5,011
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	200,217
				1,293,934,771
Puerto Rico–7.45%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	31,705	31,873,446
Series 2002, RB	5.63%	05/15/2043	800	809,596
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(k)(l)	0.00%	08/01/2028	105,030	1
PRCCDA Custodial Trust; Series A(l)	0.00%	03/15/2049	109	27,336
PRHTA Custodial Trust; Series 2023 A-1, RB(b)	5.25%	12/06/2049	35	11,245
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(l)	0.00%	07/01/2033	9,942	6,889,069
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	9,529	9,636,695
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,539	2,657,772
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	857,421
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	772	860,568
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,519,014
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	650,840
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	554,382
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	767	739,336
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	5
Subseries 2022, RN(l)	0.00%	11/01/2043	10,373	6,418,469
Subseries 2022, RN(l)	0.00%	11/01/2051	9	4,602
Subseries 2022, RN(l)	0.00%	11/01/2051	6,882	2,236,656
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2020 A, Ref. RB(e)	5.00%	07/01/2025	5,000	5,040,848
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	3,373	3,221,639
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	1,665	1,650,865
Series 2023 A, RB	6.63%	01/01/2028	12,696	12,582,417
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	865	870,671
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2027	$5,930	$5,388,943
Series 2018 A-1, RB(l)	0.00%	07/01/2031	10,000	7,764,405
Series 2018 A-1, RB(l)	0.00%	07/01/2033	665	474,957
Series 2018 A-1, RB	4.50%	07/01/2034	487	488,590
Series 2018 A-1, RB(l)	0.00%	07/01/2046	2,073	702,301
Series 2018 A-1, RB(l)	0.00%	07/01/2051	1	248
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,810,711
Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,504,022
Series 2019 A-2, RB	4.54%	07/01/2053	75	74,005
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	1,006,060
Series 2019 A-2B, RB	4.55%	07/01/2040	672	674,449
University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2030	300	293,064
				110,294,648
Virgin Islands–0.50%
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(e)	5.00%	09/01/2033	1,500	1,508,852
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2025	3,760	3,801,030
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2026	1,715	1,734,001
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2027	50	50,557
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2028	280	283,123
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(d)	4.50%	07/01/2028	100	100,274
				7,477,837
Northern Mariana Islands–0.22%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	3,500	3,248,873
Total Municipal Obligations (Cost $1,413,479,972)				1,414,956,129
U.S. Dollar Denominated Bonds & Notes–0.06%
Puerto Rico–0.06%
AES Puerto Rico, Inc.(k) (Cost $909,709)	12.50%	03/04/2026	927	898,957
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(k)			279,243	0
TOTAL INVESTMENTS IN SECURITIES(m)–95.61% (Cost $1,414,389,681)				1,415,855,086
OTHER ASSETS LESS LIABILITIES–4.39%				64,986,889
NET ASSETS–100.00%				$1,480,841,975
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $8,528,519, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at November 30, 2024 was $9,557,524, which represented less than 1% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $58,477,054, which represented 3.95% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Zero coupon bond issued at a discount.
(m)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,414,956,128	$1	$1,414,956,129
U.S. Dollar Denominated Bonds & Notes	—	—	898,957	898,957
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	1,414,956,128	898,958	1,415,855,086
Other Investments - Assets
Investments Matured	—	4,203,479	—	4,203,479
Total Investments	$—	$1,419,159,607	$898,958	$1,420,058,565
Invesco Rochester® Limited Term New York Municipal Fund